K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Stacy H. Winick 202.778.9252 stacy.winick@klgates.com

BY EDGAR

March 10, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Nuveen Virginia Premium Income Municipal Fund

Ladies and Gentlemen:

On behalf of the Nuveen Virginia Premium Income Municipal Fund (the “Fund”) and pursuant to rule 497(h) under the Securities Act of 1933, we are transmitting for electronic filing a definitive copy dated March 9, 2011 of the Fund’s prospectus and Statement of Additional Information.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	K. Brown (w/encl.) M. Winget (w/encl.) S. Cogan (w/encl.)